Accounting Policy Updates and Recent Accounting Pronouncements - Additional Information (Detail)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) Lessee	Mar. 31, 2021 USD ($)	Jun. 30, 2020 USD ($) Lessee	Jun. 30, 2021 USD ($) Lessee	Jun. 30, 2020 USD ($) Lessee	Dec. 31, 2020 USD ($) Lessee	Feb. 01, 2021
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Total purchase price consideration						$ 21,500,000
Noncontrolling interest			$ 0			0		$ 27,110,000
Net income (loss) attributable to noncontrolling interests			0		$ 308,000	0	$ (421,000)
Investments in marketable equity securities with readily determinable fair values			5,210,000		$ 0	5,210,000	$ 0
Unrealized gain (loss) on financial instruments, net			(579,000)			(579,000)
Fair value of net investment in direct financing and sales-type leases			1,293,267,000			1,293,267,000		856,392,000
Net investment in direct financing and sales-type leases			1,297,111,000			1,297,111,000		879,960,000
Fair value of container leaseback financing receivable			359,380,000			359,380,000		363,774,000
Net of container leaseback financing receivable			356,707,000			356,707,000		363,868,000
Fair value of long-term debt			4,844,545,000			4,844,545,000		4,144,332,000
Long-term debt			$ 4,828,576,000			$ 4,828,576,000		$ 4,115,344,000
Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee			0		0	0	0
Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lessee						0		0
Total Fleet Lease Rental Income | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees who made greater than 10% of lease rental | Lessee			0		0	0	0	0
Gross Accounts Receivable | Customer Concentration Risk
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Number of lessees that accounted for more than 10% of gross accounts receivable | Lessee						0		0
Containers held for sale | Fair Value, Inputs, Level 2
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Assets measured at fair value on non-recurring basis			$ 227,000			$ 227,000		$ 5,845,000
Insolvent Customer
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Gain on container recovery				$ 7,577,000	$ 1,558,000		$ 1,558,000
Containers
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Impairment charges of long lived assets held for use			0		0	0	0
Impairment (recovery) charges to write-off containers			0			1,865,000
Gain on container recovery			41,000			7,618,000
Containers for Sale
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Container impairment charges (reversals) to write down value, held for sale, net of reversals			$ 295,000		$ 2,754,000	$ (544,000)	$ 7,341,000
TL
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TAP Funding Ltd.			50.10%			50.10%
Tap Funding Limited
Accounting Policies And Recent Accounting Pronouncements [Line Items]
Ownership percentage in TAP Funding Ltd.		49.90%	49.90%			49.90%			100.00%
Total purchase price consideration		$ 21,500,000
Increase in additional paid-in capital	$ 7,022,000